EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
Disclosure of classes of share capital	The following table summarizes the changes in the number of outstanding common shares and outstanding special voting shares of the Company for the years ended December 31, 2021 and 2020:

	Common Shares	Special Voting Shares	Total
Outstanding shares at December 31, 2019	185,283,323	63,346,921	248,630,244
Common shares repurchased under share repurchase program(1)	(819,483)	—	(819,483)
Common shares assigned under equity incentive plans(2)	284,050	—	284,050
Other changes	—	1	1
Outstanding shares at December 31, 2020	184,747,890	63,346,922	248,094,812
Common shares repurchased under share repurchase program(3)	(1,167,592)	—	(1,167,592)
Common shares assigned under equity incentive plans(4)	263,098	—	263,098
Other changes(5)	—	(2,000)	(2,000)
Outstanding shares at December 31, 2021	183,843,396	63,344,922	247,188,318
_______________________________________
(1)Includes shares repurchased between January 1, 2020 and December 31, 2020 based on the transaction trade date, for a total consideration of €119,771 thousand including transaction costs.
(2)On March 16, 2020, 366,199 common shares, which were previously held in treasury, were assigned to participants of the equity incentive plans as a result of the vesting of certain performance share unit and retention restricted share unit awards. On March 17, 2020, the Company purchased 82,149 common shares, for a total consideration of €10,022 thousand, from a group of those employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (Sell to Cover) in an over-the-counter transaction. See Note 21 “Share-Based Compensation” for additional details relating to the Group’s equity incentive plans.
(3)Includes shares repurchased under the share repurchase program between January 1, 2021 and December 31, 2021 based on the transaction trade date, for a total consideration of €231,024 thousand, including transaction costs.
(4)On March 16, 2021, 356,571 common shares, which were previously held in treasury, were assigned to participants of the equity incentive plans as a result of the vesting of certain performance share unit and retention restricted share unit awards. On March 17, 2021, the Company purchased 93,473 common shares, for a total consideration of €15,432 thousand, from a group of those employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (Sell to Cover) in an over-the-counter transaction. See Note 21 “Share-Based Compensation” for additional details relating to the Group’s equity incentive plans.
(5)Relates to the deregistration of certain special voting shares under the Company’s special voting shares term and conditions.

Disclosure of other comprehensive income/(loss)	The following table presents other comprehensive income/(loss):

	For the years ended December 31,
	2021	2020	2019
	(€ thousand)
Items that will not be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on remeasurement of defined benefit plans (1)	(463)	34	(2,078)
Total items that will not be reclassified to the consolidated income statement in subsequent periods	(463)	34	(2,078)
Items that may be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on cash flow hedging instruments arising during the period	(56,855)	59,666	(24,327)
(Gains)/Losses on cash flow hedging instruments reclassified to the consolidated income statement	(7,275)	(19,557)	22,055
Gains/(Losses) on cash flow hedging instruments	(64,130)	40,109	(2,272)
Exchange differences on translating foreign operations	14,229	(11,731)	2,652
Total items that may be reclassified to the consolidated income statement in subsequent periods	(49,901)	28,378	380
Total other comprehensive income/(loss)	(50,364)	28,412	(1,698)
Related tax impact	18,070	(11,290)	1,066
Total other comprehensive income/(loss), net of tax	(32,294)	17,122	(632)
__________________________
(1)Includes a gain of €83 thousand, a gain of €4 thousand, and a loss of €3 thousand for the years ended December 31, 2021, 2020 and 2019, respectively, related to the Group’s proportionate share of the remeasurement of defined benefit plans of FFS GmbH, for which the Group holds a 49.9 percent interest.
The tax effects relating to other comprehensive income/(loss) are summarized in the following table:

	For the years ended December 31,
	2021			2020			2019
	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance
	(€ thousand)
Gains/(Losses) on remeasurement of defined benefit plans	(463)	110	(353)	34	1	35	(2,078)	456	(1,622)
Gains/(Losses) on cash flow hedging instruments	(64,130)	17,960	(46,170)	40,109	(11,291)	28,818	(2,272)	610	(1,662)
Exchange (losses)/gains on translating foreign operations	14,229	—	14,229	(11,731)	—	(11,731)	2,652	—	2,652
Total other comprehensive (loss)/income	(50,364)	18,070	(32,294)	28,412	(11,290)	17,122	(1,698)	1,066	(632)